J.P. MORGAN INCOME FUNDS

JPMorgan Government Bond Fund

(a series of JPMorgan Trust II)

Supplement dated September 9, 2016

to the Statement of Additional Information, dated July 1, 2016

Effective immediately, the share classes and ticker symbols listed on the front cover of the Statement of Additional Information for the JPMorgan Government Bond Fund are hereby deleted in their entirety and replaced with the following:

JPMorgan Government Bond Fund (the “Government Bond Fund”)

Class A/OGGAX; Class C/OGVCX; Select Class/HLGAX; Class R2/JGBZX;

Class R3/OGGPX; Class R4/OGGQX; Class R6/OGGYX

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

SUP-SAI-GB-916